Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt
Long-term Debt, Total	$ 2,029,076	$ 1,717,140
Less current portion	229,365	152,096
Total	1,799,711	1,565,044
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Long-Term Debt
Long-term Debt, Total	1,246,360	1,066,909
Norwegian Kroner Bond due in 2013 [Member]
Long-Term Debt
Long-term Debt, Total	100,417	103,061
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Long-Term Debt
Long-term Debt, Total	238,867	244,958
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Long-Term Debt
Long-term Debt, Total	$ 443,432	$ 302,212